FINANCE INCOME	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
FINANCE INCOME	FINANCE INCOME

		US Dollars
Figures in millions		2024	2023	2022

Finance income on bank balances		100	104	77
Guarantee fees received		6	5	4
Interest on joint venture loan	18	36	—	—
		142	109	81
Unwinding of long-term receivables		18	18	—
Total finance income and unwinding of long-term receivables		160	127	81